Schedule of potential right to pis/cofins recoverable (Details) - Cash flow hedges [member] R$ in Thousands	Dec. 31, 2021 BRL (R$)
Lease Consideration [Member]
IfrsStatementLineItems [Line Items]
Nominal	R$ 356,050
Present value	212,734
Potential Pis Or Cofins [Member]
IfrsStatementLineItems [Line Items]
Nominal	25,772
Present value	R$ 16,222